Stockholders’ Equity (Details)																										1 Months Ended																								3 Months Ended				9 Months Ended		12 Months Ended
	Apr. 05, 2022 USD ($) shares	Mar. 07, 2022 USD ($) $ / shares shares	Mar. 01, 2022	Jan. 06, 2022 USD ($) shares	Dec. 14, 2021 USD ($) shares	Dec. 03, 2021 USD ($) shares	Nov. 15, 2021 USD ($) shares	Nov. 05, 2021 USD ($) shares	Oct. 25, 2021 USD ($) $ / shares shares	Aug. 15, 2021 USD ($) shares	Jul. 15, 2021 USD ($) shares	Feb. 04, 2021	Feb. 03, 2021 USD ($) shares	Feb. 01, 2021 USD ($) shares	Jan. 14, 2021 USD ($) shares	Dec. 14, 2020 USD ($) shares	Oct. 08, 2020 USD ($) shares	Sep. 11, 2020 USD ($) shares	Aug. 15, 2020 USD ($) shares	Jul. 03, 2020 USD ($) shares	May 13, 2020 USD ($) shares	May 07, 2020 USD ($)	Mar. 13, 2020	Mar. 05, 2020 USD ($) shares	Jan. 06, 2020 USD ($) shares	Sep. 15, 2022 USD ($) $ / shares shares	Jun. 24, 2022 USD ($) shares	Feb. 24, 2022 USD ($) shares	Nov. 29, 2021 USD ($) shares	Sep. 15, 2021 USD ($) shares	Aug. 26, 2021 USD ($) shares	Jul. 20, 2021 USD ($) shares	Jun. 17, 2021 USD ($) $ / shares shares	Mar. 17, 2021 USD ($) shares	Feb. 26, 2021 USD ($) shares	Feb. 18, 2021 USD ($) shares	Dec. 29, 2020 $ / shares	Dec. 21, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 15, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	Aug. 21, 2020 USD ($) shares	Aug. 17, 2020	Jul. 17, 2020 shares	Jun. 29, 2020	Jun. 18, 2020 USD ($) shares	Mar. 19, 2020 USD ($) shares	Jan. 30, 2020 USD ($) shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 AUD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jul. 17, 2021 $ / shares shares	Jul. 09, 2021 shares	May 24, 2021 USD ($) shares	May 14, 2021 $ / shares	Apr. 21, 2021 USD ($) shares	Apr. 10, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 28, 2021 USD ($) shares	Feb. 08, 2021 USD ($) shares	Jan. 20, 2021 USD ($) shares	Jul. 31, 2020 $ / shares	Jul. 13, 2020 $ / shares shares	Feb. 25, 2020 $ / shares	Feb. 11, 2020 $ / shares	Feb. 04, 2020 $ / shares	Nov. 30, 2019 $ / shares	Jul. 17, 2018 $ / shares
Stockholders’ Equity (Details) [Line Items]
Shares of capital stock (in Shares)																																																		120,000,000				120,000,000																	35,000,000
Designated of common stock shares (in Shares)																																																		100,000,000				100,000,000																	15,000,000
Common stock, par value (in Dollars per share) | $ / shares									$ 0.001																																									$ 0.001				$ 0.001		$ 1							$ 1							$ 1	$ 0.001	$ 1	$ 1	$ 1	$ 1
Designated of preferred stock (in Shares)																																																		20,000,000				20,000,000
Preferred stock, par value (in Dollars per share) | $ / shares																																																		$ 0.001				$ 0.001																	$ 0.001
Common stock per share (in Dollars per share) | $ / shares																																																												$ 3.4
Restricted common stock (in Shares)	185,000																										50,000																																						16,275	13,113	31,782		40,000
Gain/Loss on settlement of vendor liabilities | $																													$ 33,217																					$ 130,625				$ 130,625
Restricted common stock issued, shares (in Shares)					211	194	13,392	25,000																					101,097	793						10,417
Fair value of services | $	$ 192,400				$ 452	$ 429	$ 41,917	$ 85,750																			$ 37,200		$ 246,676	$ 2,500						$ 50,002															$ 29,387	$ 7,488
Accrued but unpaid. | $																																								$ 967,518														69,000
Gross proceeds | $		$ 2,659,750							$ 3,407,250																	$ 796,000																												$ 354,994
Aggregate common stock shares (in Shares)		1,519,857							850,000																	4,000,000																																		750,000
warrants to purchase common stock (in Shares)		1,519,857																								4,000,000																												240,571
Exercise price (in Dollars per share) | $ / shares		$ 1.75							$ 4.5																	$ 0.2														$ 4.5																																				$ 18
Restricted common stock issued | $																										$ 75,000																												$ 75,000
Fair value for service exchange | $																																																			$ 24,001	$ 8,364
Share based payments | $																																																						2,405
Repurchased share (in Shares)																																																		83,800
Grant options (in Shares)																																																	11,667										11,667
Fair value | $																																																	$ 57,123										$ 57,123			$ 34,500		$ 3,587	$ 69,332	$ 43,667	$ 125,000	$ 7,502	$ 192,000
Stock-based compensation | $																																																		$ 4,100,729			$ 480,863	$ 4,100,729	$ 480,863
Unvested employee options, description																																																						As of September 30, 2022, there was $1,283,111 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 1.21 years.		As of December 31, 2021, there was $3,197,018 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 1.23 year.	As of December 31, 2021, there was $3,197,018 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 1.23 year.
Warrant holder shares (in Shares)																																																						1,275,261
Exercise warrant shares (in Shares)																																																						1,438,788
Warrant exercises | $																																																						$ 5,472,068
Convertible share (in Shares)																																																		1,090,908				1,090,908
Fair value amount | $																																																						$ 3,067,617
Additional warrant (in Shares)																																																						127,801
Dividend cash | $																																																						$ 410,750		$ 410,000
Underwriting agreement. (in Shares)																																	46,667
Additional warrants (in Shares)																																																						1,740,948
Deemed dividend | $																																																						$ 303,557
Warrants to purchase (in Shares)																																								258,750										6,150,000				6,150,000
Warrants | $																																																		$ 2,929,303				$ 2,929,303
Designated of preferred stock (in Shares)																																																																							20,000,000
Issuance shares of common stock (in Shares)																																																																							100,000,000
Issuance of preferred stock (in Shares)																																																																							20,000,000
Reverse stock split, description																																											On August 17, 2020, following board of director’s approval, the Company filed a Certificate of Change to its Articles of Incorporation (the “Amendment”), with the Secretary of State of the State of Nevada to effectuate a one-for-twenty (1:3) reverse stock split (the “Reverse Stock Split”) of its common stock, par value $0.001 per share, without any change to its par value.
Warrants, description																																																						The Replacement Warrants reflect a reduction in the number of Series C and Series D Warrants from 1,550,000 in each class to 1,536,607 in each class and a reduction in the number of Series E and Series F Warrants from 1,075,000 in each class to 807,143 in each class, and the initial exercise date for the Replacement Warrants are unchanged from the date as set forth in the respective exchanged Series C, Series D, Series E or Series F Warrant.
Converted shares (in Shares)																																																								7,278	7,278
Share based payments | $																																																		626,568			2,151,900	$ 3,848,578	5,662,389	$ 9,661,174
Number of shares authorized to issue (in Shares)																																								2,744,288
Principal | $																																								$ 7,325,000
Debt obligations (in Shares)																																								500,000
Warrants issued (in Shares)																																								331,456																19,950	19,950
Lenders notes totaling | $																																								$ 20,000
Loss on debt extinguishment | $																																								$ 4,915,327										$ (979,738)			$ 137,109	(832,482)	$ 423,118	$ 1,025,555		$ (5,586,482)
Underwritten public offering (in Shares)																																								1,725,000
Option to purchase shares (in Shares)																																								258,750
Underwriting discounts and commissions. | $																	$ 2,588
Additional common stock (in Shares)																																	112,500																													10,000
Stock based compensation expense | $																																																								$ 99,908
Total common stock shares (in Shares)																																																																1,048				2,092
Loss on settlement of vendor liabilities | $																																																																		$ 12,719
Net proceeds																																	$ 2,213,500																								$ 224,540
Warrants issued (in Shares)																																	46,667																							1,137,575	1,137,575	3,922
Warrant exercise price (in Dollars per share) | $ / shares																																	$ 5.4
Additional shares of common stock (in Shares)																																																													954,568
Outstanding vendor liabilities (in Shares)																													576,783
Restricted stock unit grants | $																						$ 2,500,000
Fair market value percentage																						100.00%
Options previously issued (in Shares)																					152,992
Issued common stock (in Shares)																					229,491
Exchange of options to stock | $																					$ 1,117,031
Weighted average remaining life																																																								1 year 2 months 23 days	1 year 2 months 23 days
Additional warrant issued (in Shares)																	258,750																																							127,801	127,801
Fair value of Warrants | $																																																								$ 3,258,955		$ 37,927
Deemed dividend | $																																																						$ 63,064		410,750
Received exercise of warrants | $																																																								$ 9,487,223
Warrants issued (in Shares)																																																								80,000	80,000
Stock-based compensation for stock warrants | $																																																								$ 129,375
Stock-based compensation for stock warrants | $																																																								480,863
Share-based awards, restricted stock award, description												On February 4, 2021, the Board resolved that, the Company shall pay each member of the Board, for each calendar quarter during which such member continues to serve on the Board, compensation as a group amounts to $62,500 per quarter. The shares vest one year after issuance.
Stock-based compensation for RSA’s amount | $																																																								$ 391,035
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Restricted common stock (in Shares)																																																		82,342				82,342
Gain/Loss on settlement of vendor liabilities | $																								$ 1,098	$ 4,233																						$ 122,953			$ 17,024				$ 17,024
Restricted common stock issued, shares (in Shares)				8,850						820	715		1,929	50,000	30,000	10,417			6,167	15,000				2,153	1,412			50,000		793	348	2,154		9,624	291	10,000		8,371	7,979		1,866	20,000		6,667		50,000	20,000	50,000
Fair value of services | $				$ 19,736						$ 2,500	$ 2,500		$ 8,198	$ 196,000	$ 133,200	$ 38,647			$ 50,693	$ 204,300										$ 2,500	$ 999	$ 8,570		$ 49,371	$ 1,499	$ 48,000		$ 31,323	$ 21,304		$ 15,842	$ 180,000				$ 525,000		$ 585,000
Fair value exchange services | $																												$ 69,000
Common stock value | $																																																		13,700				13,700
Share based payments | $																																																										$ 585,000
Restricted common stock issued to settle liabilities, value | $																								$ 25,000	$ 12,500																						$ 72,048
Conversion of warrant, description																							The company agreed to exchange 5,833 warrants for 5,000 shares of the company common stock. In connection with this agreement the company recorded a loss on conversion of warrants to stock of $5,772.																						The company agreed to exchange 5,833 warrants for 2,239 shares of the company common stock and $10,000.
Outstanding vendor liabilities (in Shares)																																																							44,895	294,895	294,895	23,565
Treasury Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Cancelled shares (in Shares)																																																										50,650
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants issued (in Shares)																																																								2,250,691	2,250,691
Deemed dividend | $																																																										$ 18,421
Warrant to purchase of common stock (in Shares)																																																								2,414,218	2,414,218
Stock Option [Member]
Stockholders’ Equity (Details) [Line Items]
Stock option | $																																																		523,749				$ 3,355,445
Share based payments | $																																																								$ 7,616,195		$ 4,092,013
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value of services | $																																																		50,000
Fair value for service exchange | $																																																		22,892
Share holders in the case of ISOs																						10.00%
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value of services | $																																																		107,206
Fair value for service exchange | $																																																		$ 34,900
Share holders in the case of ISOs																						110.00%
September 2020 Equity Raise [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																																																								$ 4.5
Principal | $																																																								$ 3,183,667
Debt obligations (in Shares)																																																								768,204	768,204
Common stock exercise price. (in Dollars per share) | $ / shares																																																								$ 4.5
Warrant expiring																																																								5 years	5 years
Underwriting discounts and commissions. | $																																																								$ 7,762,500
Warrants to purchase. | $																																																								570,416
Resulting in contingent BCF value | $																																																								$ 3,051,810
Securities purchase agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Securities purchase agreement, description			On March 1, 2022, the Company entered into securities purchase agreements with twenty-eight accredited investors whereby, at the closing, such investors purchased from the Company an aggregate of 1,401,457 shares of the Company’s common stock and (ii) 1,401,457 warrants to purchase shares of common stock, for an aggregate purchase price of $2,452,550. Such warrants are exercisable for a term of five-years from the date of issuance, at an exercise price of $1.75 per share. The Company has recorded $40,000 to stock issuance costs, which are part of Additional Paid-in Capital.
IPO [Member] | September 2020 Equity Raise [Member]
Stockholders’ Equity (Details) [Line Items]
Price per unit (in Dollars per share) | $ / shares																																																								$ 4.5
Series E Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, share authorized (in Shares)																																																		8,000				8,000
Preferred stock, share issued (in Shares)																																																		500				500
Preferred stock, share outstanding (in Shares)																																																		500				500
Series E Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares																																																		$ 1,000				$ 1,000
Preferred stock, share authorized (in Shares)																																																		8,000				8,000		8,000
Preferred stock, share issued (in Shares)																																																		500				500		500		7,738
Preferred stock, share outstanding (in Shares)																																																		500				500		500		7,738
Common stock per share (in Dollars per share) | $ / shares																																																		$ 4.12				$ 4.12
Convertible share (in Shares)																																																		486,516				486,516
Series E Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																																					$ 4.5
Preferred stock, description																																					On December 29, 2020, the Company entered into securities purchase agreements with thirty-three accredited investors whereby the Investors have agreed to purchase from the Company an aggregate of 7,778 shares of the Company’s Series E Convertible Preferred Stock, par value $0.001 per share and 2,831,715 warrants to purchase shares of the Company’s common stock, par value $0.001 per share. The Series E Preferred Stock is convertible into a total of 1,887,810 shares of Common Stock. The combined purchase price of one Conversion Share and one and a half warrant was $4.12. The aggregate purchase price for the Series E Preferred Stock and warrants was $7,777,777. The Company has recorded $817,353 to stock issuance costs, which are part of Additional Paid-in Capital.
Warrants, description																																					The placement agent for the transaction and received cash compensation equal to 10% of the aggregate purchase price and warrants to purchase 471,953 shares of the Company’s common stock, at an exercise price of $5.15 per share (the “PA Warrants”). The PA Warrants are exercisable for a term of five-years from the date of issuance.
Subscription receivable | $																																																								$ 40,000
Issuance cost | $																																																								$ 4,225
Converted shares (in Shares)																																																								1,766,449	1,766,449
Warrants issued (in Shares)																																																								486,516	486,516
Settlement of Vendor Liabilities [Member]
Stockholders’ Equity (Details) [Line Items]
Restricted common stock issued, shares (in Shares)																													250,000
Black-Scholes Option-Pricing Model [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants | $																																																		$ 5,185,826				$ 5,185,826
The Second February 2020 [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Convertible note outstanding | $																		$ 125,000
Number of shares authorized to issue (in Shares)																		34,722
February 2019 [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Convertible note outstanding | $																		$ 70,542
Number of shares authorized to issue (in Shares)																		64,124
Interest on Convertible Debt, Net of Tax | $																		$ 112,888
Convertible Notes [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants issued (in Shares)																																																										214,080
Fair value of Warrants | $																																																										$ 1,520,449
Notes Payable – Related Party [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants issued (in Shares)																																																										289
Fair value of Warrants | $																																																										$ 3,342